Income Taxes - Reconciliation of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Amount
Income (loss) before Income Taxes	$ 497	$ 418
Expected income tax expense (recovery)	75	63
Demerger rate adjustment		1
Statutory tax rate difference between US and Canada	23	20
State tax rate increase reduction	(9)	0
Settlement adjustments	(29)	0
Demerger debt settlement	(21)	0
US minimum tax	8	0
Income tax expense (recovery)	$ 64	$ 102
Percentage
Canadian federal statutory income tax rate	15.00%	15.00%
Expected income tax expense (recovery)	15.00%	15.00%
Demerger rate adjustment	0.00%	0.30%
Statutory tax rate difference between US and Canada	4.60%	4.80%
State tax rate increase reduction	(1.80%)	0.00%
Settlement adjustments	(5.80%)	0.00%
Demerger debt settlement	(4.20%)	0.00%
US minimum tax	1.60%	0.00%
Actual Income Tax Expense	12.80%	24.30%
Canada
Amount
State and local income taxes, net of federal income tax effect	$ 11	$ 8
Other		$ 3
Percentage
State and local income taxes, net of federal income tax effect	2.20%	2.00%
Other	0.00%	0.60%
U.S.
Amount
State and local income taxes, net of federal income tax effect	$ 5	$ 5
Other	$ 1	$ 2
Percentage
State and local income taxes, net of federal income tax effect	1.00%	1.10%
Other	0.20%	0.50%